Derivative financial instruments (Notional amounts and fair values of derivatives outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Total derivative assets
Derivative assets, fair value	$ 16,909	$ 3,303
Total derivative liabilities
Derivative liabilities, fair value	71,197	167,303
Not designated as hedging instrument | Interest rate caps | Cash flow hedging
Total derivative assets
Derivative assets, notional amount	2,703,500	3,022,000
Derivative assets, fair value	14,203	2,790
Not designated as hedging instrument | Interest rate swaps | Cash flow hedging
Total derivative liabilities
Derivative liabilities, notional amount	500,000	400,000
Derivative liabilities, fair value	6,627	14,933
Designated as hedging instrument | Interest rate caps | Cash flow hedging
Total derivative assets
Derivative assets, notional amount	475,000	475,000
Derivative assets, fair value	2,706	513
Designated as hedging instrument | Interest rate swaps | Cash flow hedging
Total derivative assets
Derivative assets, notional amount	0	0
Derivative assets, fair value	0	0
Total derivative liabilities
Derivative liabilities, notional amount	2,616,000	3,331,000
Derivative liabilities, fair value	$ 64,570	$ 152,370